Annual Total Returns - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2055 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2055 Fund - Class Z6
Bar Chart Table:
Annual Return 2019	26.75%
Annual Return 2020	17.96%
Annual Return 2021	16.50%
Annual Return 2022	(18.95%)